Other investments	12 Months Ended
Mar. 31, 2025
Disclosure of investments other than investments accounted for using equity method [Abstract]
Other investments
8. Other investments

Other investments consist of investments in units of mutual funds, equity securities, bonds, commercial paper, limited liability partnership firm interests and term deposits with banks (i.e., certificates of deposit having an original maturity period exceeding three months). The details of such investments as of March 31, 2025 and 2024 are as follows:

	As of March 31, 2025							As of March 31, 2024
	Category	Cost/ Amortized Cost		Unrealized gain/(loss)		Fair value/ amortized cost		Cost/ Amortized Cost		Unrealized gain/(loss)		Fair value/ amortized cost
Current portion
In units of mutual funds	FVTPL	Rs.	30,364	Rs.	2,822	Rs.	33,186	Rs.	37,943	Rs.	2,654	Rs.	40,597
In term deposits with banks	Amortized cost		9,948		-		9,948		30,313		-		30,313
In bonds	Amortized cost		-		-		-		974		-		974
In commercial paper	Amortized cost		-		-		-		2,312		-		2,312
In equity securities	FVTPL		96		(9)		87		174		(38)		136
Others	Amortized cost		33		-		33		31		-		31
		Rs.	40,441	Rs.	2,813	Rs.	43,254	Rs.	71,747	Rs.	2,616	Rs.	74,363
Non-current portion
In equity securities (1)	FVTOCI	Rs.	2,700	Rs.	(2,651)	Rs.	49	Rs.	2,700	Rs.	(2,451)	Rs.	249
In limited liability partnership firms	FVTPL		989		133		1,122		797		(153)		644
In term deposits with banks and financial institution	Amortized cost		8,000		-		8,000		-		-		-
In bonds	Amortized cost		1,001		-		1,001		-		-		-
Others	FVTPL		219		-		219		166		-		166
		Rs.	12,909	Rs.	(2,518)	Rs.	10,391	Rs.	3,663	Rs.	(2,604)	Rs.	1,059

(1)
Primarily represents the investment in shares of Curis, Inc. The cost of acquisition was Rs.2,699. As of March 31, 2025 and 2024, the Company has recognized an unrealized loss of Rs.2,651 and Rs.2,451, respectively, in the OCI for the fair value changes.